Credit from Banks and Others (Yearly movement in Credit from Banks and Others) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Credit From Banks And Others [Abstract]
Balance as at January 1	$ 2,914	$ 2,660
Changes from financing cash flows
Additions in respect of business combination	0	171
Receipt of long-term debts	1,045	1,230	$ 1,175
Repayment of long-term debt	(1,181)	(1,120)
Repayment of short-term credit	(21)	(58)
Interest paid	(113)	(112)
Receipt (payments) from transaction in derivatives	20	17
Total net financing cash flows	(250)	94
Initial recognition of lease liability	64	37
Interest expenses	148	126
Effect of changes in foreign exchange rates	(97)	(21)
Change in fair value of derivatives	67	(24)
Other changes	(33)	42
Balance as at December 31	$ 2,813	$ 2,914	$ 2,660